Pension, Retiree Medical and Savings Plans (Categorized Plan Assets Measured at Fair Value) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	$ 12,639	$ 11,868
International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,002	2,777
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		415	406	$ 365
U.S. Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized		130	122	$ 109
U.S. Common Stock | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[2]	966	732
U.S. Common Stock | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	5	4
U.S. Common Stock | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[2]	966
U.S. Common Stock | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	5
U.S. Common Stock | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[2]	0
U.S. Common Stock | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0
U.S. Common Stock | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[2]	0
U.S. Common Stock | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0
U.S. Commingled Funds | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[3],[4]	3,437	3,334
U.S. Commingled Funds | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	373	334
U.S. Commingled Funds | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[3],[4]	0
U.S. Commingled Funds | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0
U.S. Commingled Funds | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[3],[4]	3,437
U.S. Commingled Funds | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	373
U.S. Commingled Funds | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[3],[4]	0
U.S. Commingled Funds | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0
International Common Stock [Member] | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[2]	1,488	1,669
International Common Stock [Member] | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	171	176
International Common Stock [Member] | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[2]	1,488
International Common Stock [Member] | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	171
International Common Stock [Member] | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[2]	0
International Common Stock [Member] | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0
International Common Stock [Member] | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[2]	0
International Common Stock [Member] | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0
International Commingled Fund | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[5]	876	902
International Commingled Fund | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	918	914
International Commingled Fund | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[5]	0
International Commingled Fund | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	0
International Commingled Fund | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[5]	876
International Commingled Fund | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	918
International Commingled Fund | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[5]	0
International Commingled Fund | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	0
Preferred Stock | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	22	18
Preferred Stock | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	1	1
Preferred Stock | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	0
Preferred Stock | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	0
Preferred Stock | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	22
Preferred Stock | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	1
Preferred Stock | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	0
Preferred Stock | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	0
Government Securities | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	1,279	1,264
Government Securities | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	454	$ 207
Government Securities | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	0
Government Securities | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	0
Government Securities | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	1,279
Government Securities | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	454
Government Securities | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	0
Government Securities | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	$ 0
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Representation of one fund in total U.S. plan assets		23.00%	21.00%
Corporate Bonds | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6],[7]	$ 3,338	$ 2,958
Corporate Bonds | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	320	261
Corporate Bonds | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6],[7]	0
Corporate Bonds | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	0
Corporate Bonds | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6],[7]	3,338
Corporate Bonds | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	320
Corporate Bonds | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6],[7]	0
Corporate Bonds | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	0
Mortgage-Backed Securities | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	274	220
Mortgage-Backed Securities | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	0
Mortgage-Backed Securities | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	274
Mortgage-Backed Securities | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[6]	0
Contracts With Insurance Companies | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[8]	6	6
Contracts With Insurance Companies | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[8]	36	34
Contracts With Insurance Companies | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[8]	0
Contracts With Insurance Companies | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[8]	0
Contracts With Insurance Companies | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[8]	0
Contracts With Insurance Companies | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[8]	0
Contracts With Insurance Companies | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[8]	6
Contracts With Insurance Companies | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[8]	36
Cash And Cash Equivalents | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	267	154
Cash And Cash Equivalents | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		21	15
Cash And Cash Equivalents | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	267
Cash And Cash Equivalents | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		21
Cash And Cash Equivalents | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0
Cash And Cash Equivalents | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Cash And Cash Equivalents | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0
Cash And Cash Equivalents | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Sub-Total U.S. Plan Assets | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	12,582	11,809
Sub-Total U.S. Plan Assets | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	2,721
Sub-Total U.S. Plan Assets | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	9,226
Sub-Total U.S. Plan Assets | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	635
Fixed Income Commingled Funds | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[9]	517	650
Fixed Income Commingled Funds | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[9]	0
Fixed Income Commingled Funds | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[9]	517
Fixed Income Commingled Funds | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[9]	0
Currency Commingled Funds | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[10]	87	91
Currency Commingled Funds | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[10]	0
Currency Commingled Funds | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[10]	87
Currency Commingled Funds | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[10]	0
Real Estate Funds [Member] | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[11]	629	552
Real Estate Funds [Member] | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[11]	92	83
Real Estate Funds [Member] | Level 1 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[11]	0
Real Estate Funds [Member] | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[11]	0
Real Estate Funds [Member] | Level 2 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[11]	0
Real Estate Funds [Member] | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[11]	0
Real Estate Funds [Member] | Level 3 | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1],[11]	629
Real Estate Funds [Member] | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[11]	92
Sub-Total International Plan Assets | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,995	2,770
Sub-Total International Plan Assets | Level 1 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		197
Sub-Total International Plan Assets | Level 2 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,670
Sub-Total International Plan Assets | Level 3 | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		128
Dividends And Interest Receivable | U.S. Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	57	59
Dividends And Interest Receivable | International Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 7	$ 7
Large-Cap Fund(s) In U.S. Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Representation of one fund in total U.S. plan assets		25.00%	25.00%

[1]	2014 and 2013 amounts include $415 million and $406 million, respectively, of retiree medical plan assets that are restricted for purposes of providing health benefits for U.S. retirees and their beneficiaries.
[2]	Based on quoted market prices in active markets.
[3]	Based on the fair value of the investments owned by these funds that track various U.S. large, mid-cap and small company indices.
[4]	Includes one large-cap fund that represents 25% of total U.S. plan assets for both 2014 and 2013.
[5]	Based on the fair value of the investments owned by these funds that track various non-U.S. equity indices.
[6]	Based on quoted bid prices for comparable securities in the marketplace and broker/dealer quotes in active markets.
[7]	Corporate bonds of U.S.-based companies represent 23% and 21%, respectively, of total U.S. plan assets for 2014 and 2013.
[8]	Based on the fair value of the contracts as determined by the insurance companies using inputs that are not observable.
[9]	Based on the fair value of the investments owned by these funds that track various government and corporate bond indices.
[10]	Based on the fair value of the investments owned by this fund that invests primarily in derivatives to hedge currency exposure.
[11]	Based on the appraised value of the investments owned by these funds as determined by independent third parties using inputs that are not observable.